Average Annual Total Returns - Eaton Vance Short Duration Inflation-Protected Income Fund	ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index One Year	ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index Five Years	ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	5.51%	3.47%	1.97%	5.09%	3.31%	2.27%	3.68%	2.26%	1.34%	3.00%	2.10%	1.33%	5.68%	3.02%	1.89%	7.84%	4.05%	2.76%